Guarantees and product warranty (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Guarantees
The maximum potential amount of future payments (undiscounted and without reduction for any amounts that may possibly be recovered under recourse or collateralized provisions) we could be required to make under the guarantees at December 31 are as follows:

(Millions of dollars)	2013	2012	2011
Caterpillar dealer guarantees	$193	$180	$140
Customer guarantees	62	77	96
Customer guarantees - supplier consortium	364	—	—
Third party logistics business guarantees	151	176	—
Limited indemnity	—	—	11
Other guarantees	35	53	28
Total guarantees	$805	$486	$275

Product warranty

(Millions of dollars)	2013	2012	2011
Warranty liability, January 1	$1,477	$1,308	$1,035
Reduction in liability (payments)	(938)	(920)	(926)
Increase in liability (new warranties)	828	1,089	1,199
Warranty liability, December 31	$1,367	$1,477	$1,308